Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings	$ 123,908	$ 120,484	$ 107,144
Adjustments to arrive at net cash provided by operating activities:
Depreciation and amortization	48,352	46,099	43,423
Share-based compensation	10,086	7,819	5,678
(Gain) loss on assets	(869)	(4,323)	1,382
Deferred income taxes	2,916	(3,138)	8,685
Changes in operating assets and liabilities:
Trade accounts receivable	(15,158)	(5,095)	(20,229)
Inventories	(23,125)	(28,391)	(4,191)
Prepaid expenses and other assets	(9,405)	(1,825)	9,370
Accounts payable and other accrued expenses	225	6,299	(7,757)
Accrued salaries, wages and withholdings from employees	(1,209)	3,075	5,053
Income taxes	(1,689)	(3,148)	2,699
Other liabilities	5,334	5,021	4,468
Net cash provided by operating activities	139,366	142,877	155,725
Cash flows from investing activities:
Acquisition of property, plant and equipment	(103,806)	(72,200)	(55,823)
Proceeds from sale of assets	1,364	2,076	172
Acquisition of new businesses, net of cash acquired	0	(3,706)	0
Other investing activities	(242)	(207)	528
Net cash used in investing activities	(102,684)	(74,037)	(55,123)
Cash flows from financing activities:
Proceeds from additional borrowings	73,903	184,074	139,344
Debt payments	(58,052)	(198,259)	(211,935)
Purchase of treasury stock	(23,154)	0	0
Dividends paid	(43,426)	(41,968)	(39,013)
Proceeds from options exercised and other equity transactions	1,957	3,205	14,063
Net cash used in financing activities	(48,772)	(52,948)	(97,541)
Effect of exchange rate changes on cash and cash equivalents	4,297	(7,292)	(1,025)
Net (decrease) increase in cash and cash equivalents	(7,793)	8,600	2,036
Cash and cash equivalents at beginning of year	22,855	14,255	12,219
Cash and cash equivalents at end of year	15,062	22,855	14,255
Cash paid during the year for:
Interest	16,897	19,642	19,932
Income taxes	53,492	55,570	32,668
Capitalized interest	$ 1,601	$ 1,240	$ 810